Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	As of
	December 31, 2018	September 30, 2019
	$	$
Cash at bank and in hand	36,778,028	67,890,424
Cash equivalents	26,173,579	817,117
	62,951,607	68,707,541
Denominated in:
US$	58,253,341	58,083,606
RMB (note (i))	3,916,262	7,438,348
Hong Kong dollar ("HK$"）	19,890	2,460,557
Australia dollar ("A$")	762,114	725,030
	62,951,607	68,707,541

Note:

(i)

Certain cash and bank balances denominated in RMB were deposited with banks in the PRC. The conversion of these RMB denominated balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.